Mosaic Tax-Free Trust
Management's Discussion of Fund Performance
September 30, 1999



Dear Shareholder:

The annual period ending September 30, 1999, was one in which tax-free investments showed both their advantage as relative havens in a period in which all investment classes underwent some significant volatility and their short-term susceptibility to interest rate shifts. It was a particularly difficult year for bonds of longer duration, as interest rates trended upward through the period. In fact, the bellwether 30-year U.S. Treasury Bond lost 12.53% of its value over the course of the one-year period. One of the paradoxes of bond investing is that rising rates provide the opportunity for increased yields, even as these rates drive down the value of existing bonds. This was clearly the case this year for tax-free bond funds in general. The Lipper General Municipal Bond Index, a proxy for a broad range of tax-free funds, was -2.57% for the year. Our management of the funds was characterized by a maintenance of high quality, with a modest decrease in duration. The results were small negative returns in line with the industry as reflected by the Lipper General Municipal Bond Index. Meanwhile, the extremely short-term bonds in Mosaic Tax-Free Money Market allowed it to maintain its $1.00 per-share value.

While total returns dipped for our four state tax-free funds and our Tax-Free National Fund, 30-day yields rose from the 3.52%-3.67% range a year ago to the current 30-day yields which are all above 4%. Throughout this period the funds in Mosaic Tax-Free Trust continued to pursue their primary mission of providing tax-advantaged income while investing in high-quality bonds.

Economic Overview

Following last year's global economic meltdown, many believed the U.S. would not be immune to the painful global crosscurrents. Instead, the pace of U.S. economic growth barely paused and continues to show amazing resilience. The lack of a breather has caused an extremely tight labor market and has threatened price stability. The Federal Reserve has responded by raising its overnight rate by one-half percent, with the specter of more to come.

The question remains: have interest rates already risen far enough to ease these pressures? We believe that most of the damage to the bond market has already been done. While our longer-term outlook is positive, over the near-term it appears that slightly higher rates are still in the picture as the Federal Reserve attempts to fine-tune monetary policy and steer the strong economy toward a soft landing.

Outlook

Going forward, the major threats to the bond market are (1) building inflationary pressures and (2) the deterioration of the dollar. The current inflation picture is mixed. Pipeline inflation pressures are growing as commodity prices are rising and labor markets are tight. However, inflation at the finished goods level remains tame due to higher productivity and intense competition, both domestically and globally. Producers continue to have difficulty passing along increases in cost to end user markets.

The second issue, our declining currency, is a little more complicated. Economic recovery in those economies most battered by last fall's global meltdown has caused capital to increasingly flow abroad rather than to the U.S. We are sending more and more dollars overseas as import demand surges, and this is not helped by our inability to save more than we consume. Ultimately, we will need to attract more dollars from abroad and, absent a return to more saving versus consumption, higher interest rates become a most practical remedy.

For now, the inflation and currency issues warrant a close eye. The Fed was not poised to raise rates at the end of September, but did not rule out further increases. Two factors may help to keep a lid on the Central Bank's appetite for higher rates in the coming months. While the Fed would like to slow the economy, they do not want higher interest rates to bring the stock market to its knees, slowing the economy too much. Secondly, while Y2K should ultimately prove to be a non-event, the Fed will be cautious not to make any significant changes around year-end.

Our response to this environment was to emphasize bond structure and credit quality for the year ending September 30, 1999. In general, we attempted to decrease duration in the Tax-Free Trusts in order to reduce volatility in a rising interest rate environment. We also tried to increase the overall coupon of the portfolios as another defensive move during the hostile interest rate cycle. Outside of the uncertain health care sector, credit spreads remained very tight in the municipal market. We continue to favor higher quality bonds for the Tax-Free funds as all of the portfolios have overall credit quality ratings of AA or higher. Of course, only the bonds that we deem to have the most favorable risk/return characteristics will be purchased for Mosaic's Tax-Free funds.


NATIONAL FUND

The National Fund had a total return of -2.67% for the annual period and the ending 30-day SEC yield was 3.95%. The duration of the portfolio was shortened to 7.48 years while the average credit quality was maintained at AA. Purchases made during the period included Charlotte, North Carolina General Obligations, The Indiana Bond Bank Authority, and Manhattan Kansas Community Development Authority. The United States and its territories has issued $171 billion in muni bonds over the year ended September 30, 1999, representing a 21% decrease in volume over the same period last year.

ARIZONA FUND

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of -2.57% for the annual period and the ending 30-day SEC yield was 4.39%. We decreased the duration of the portfolio to 7.55 years and maintained the average credit quality at AA. Purchases made during the period included Pima County Industrial Development Authority for La Jolla Tucson Apartments, Phoenix Civic Improvement Authority, and Scottsdale General Obligations. Arizona ranked 21st in the country in terms of issuance on a year-to-date basis. State bond issuance was down 26% on a year-to-date basis with only $2.4 billion coming to market over the last 12 months.


MARYLAND FUND

Maryland's economy is diversified among services, light manufacturing and the federal government. The State's general obligation bonds are rated AAA. The Fund had a total return of -2.60% for the annual period and the ending 30-day SEC yield was 4.09%. We decreased the duration of the portfolio to
7.33 years and maintained the average credit quality at AA. Purchases during the period included Maryland General Obligations, University of Maryland, and Maryland Health and Education Authority for the Charity Obligation Group. Maryland ranked 28th in the country in terms of issuance on a year-to-date basis. State bond issuance was down 31% on a year-to-date basis with only $1.9 billion coming to market over the last 12 months.


MISSOURI FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The State's general obligation bonds are rated AAA. The Fund had a total return of -2.95% for the annual period and the ending 30-day SEC yield was 4.23%. We decreased the duration of the portfolio to 7.55 years and maintained the average credit quality at AA. Purchases during the period included Columbia Library District, St. Charles County for Francis Howell School District (Missouri Direct Deposit Program), and Missouri Regional Convention and Sports Authority. Missouri ranked 25th in the country in terms of issuance on a year-to-date basis. State bond issuance was down 44% on a year-to-date basis with only $2.3 billion coming to market over the last 12 months.


VIRGINIA FUND

The Commonwealth of Virginia maintains an AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of -2.69% for the annual period and the ending 30-day SEC yield was 4.37%. We decreased the duration of the portfolio to
7.61 years and maintained the average credit quality at AA. Purchases during the period included Fairfax Economic Development Authority for the National Wildlife Federation, Virginia Beach General Obligations, and Henrico Water and Sewer Authority. Virginia ranked 17th in the country in terms of issuance on a year-to-date basis. State bond issuance was down 36% on a year-to-date basis with only $2.9 billion coming to market over the last 12 months.


MONEY MARKET FUND

The fund continues to provide a high degree of liquidity and safety of principal. As of September 30, 1999, the fund's seven-day yield was 2.99%, which is equivalent to a taxable yield of 4.67% for an investor in the 36% federal tax bracket. The average maturity of the fund stood at 50 days at the end of the annual period.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President



COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT WITH THE LEHMAN MUNICIPAL BOND INDEX AND LIPPER GENERAL MUNICIPAL BOND INDEX


Arizona Portfolio

Year     Lehman    AZ        Lipper
1989     10000     10000     10000
1990     10551     10362     10426
1991     11942     11513     11778
1992     13191     12635     13013
1993     14871     14223     14755
1994     14508     13341     14250
1995     16132     14535     15697
1996     17106     15240     16630
1997     18649     16409     18117
1998     20274     17592     19661
1999     20132     17140     19205

Maryland Portfolio

Year     Lehman    MD        Lipper
1992     10000     10000     10000
1993     10563     10645     10592
1994     10305      9971     10229
1995     11458     10886     11268
1996     12151     11317     11938
1997     13246     12156     13005
1998     14400     12968     14113
1999     14299     12631     13786

Missouri Portfolio

Year     Lehman    MO        Lipper
1989     10000     10000     10000
1990     10551     10337     10426
1991     11942     11453     11778
1992     13191     12491     13013
1993     14871     13988     14755
1994     14508     13176     14250
1995     16132     14345     15697
1996     17106     15097     16630
1997     18649     16262     18117
1998     20274     17500     19661
1999     20132     16983     19205

Virginia Portfolio

Year     Lehman    VA        Lipper
1989     10000     10000     10000
1990     10680     10528     10526
1991     12088     11650     11891
1992     13352     12689     13138
1993     15053     14320     14896
1994     14686     13508     14387
1995     16329     14797     15847
1996     17315     15611     16789
1997     18877     16852     18290
1998     20521     18143     19849
1999     20378     17654     19389

National Portfolio

Year     Lehman    Nat'l     Lipper
1989     10000     10000     10000
1990     10680     10438     10526
1991     12088     11534     11891
1992     13352     12783     13138
1993     15053     14373     14896
1994     14686     13475     14387
1995     16329     14607     15847
1996     17315     15362     16789
1997     18877     16545     18290
1998     20521     17812     19849
1999     20378     17337     19389


 .c.1  October 13, 1989
 .c.2  February 10, 1993
 .c.3  October 12, 1989

 .c.Past performance is not predictive of future performance.

 .c.Figures as of September 30, 1999, unless otherwise noted.


Independent Auditors' Report


To the Board of Trustees and Shareholders of Mosaic Tax-Free Trust:


We have audited the accompanying statements of assets and liabilities, including the statements of net assets, of the Mosaic Tax-Free Trust (the "Trust) (comprising, respectively, the Arizona, Maryland, Missouri, Virginia, National, and Money Market Funds (the "Funds")), as of September 30, 1999, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for each of the years in the two year period ending September 30, 1996 were audited by other auditors whose report, dated November 7, 1996, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Mosaic Tax-Free Trust as of September 30, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

(signature)

Princeton, New Jersey
November 12, 1999


Arizona Fund
Statement of Net Assets -- September 30, 1999

Credit Rating*                                                                                  Principal
Moody's S&P                                                                                        Amount     Value

               LONG TERM MUNICIPAL BONDS:   98.0% of Net Assets

               EDUCATION:   9.7%
A     nr     Arizona Educational Loan Marketing Corporation, Educational Loan Revenue (AMT), 7%,
             3/1/03                                                                            $  400,000  $  420,000
AAA   NA     Arizona Student Loan, Acquisition Student Loan, 5.3%, 5/1/09                         275,000     274,656

               ELECTRIC:   4.9%
Baa1  BBB+   Puerto Rico Electric Power Authority, Power Revenue, 5%, 7/1/28                      400,000     348,500

               GENERAL OBLIGATION:   27.3%
NA    NA     Maricopa County Unified High School Dist #80 (Chandler) (FGIC Insured), 6.25%,7/1/11 310,000     339,063
Aa3    AA    Maricopa County Unified High School District #210 (Phoenix), 5.375%, 7/1/13          400,000     419,000
Aaa   AAA    Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%,
             7/1/13                                                                               425,000     424,469
AAA   AAA    Scottsdale Preserve Authority Excise Tax Revenue (FGIC Insured), 5.625%, 7/1/22      425,000     425,000
BAA1  A      Puerto Rico Commonwealth, 6.5%, 7/1/14                                               320,000     356,000

               HOSPITAL:   7.0%
#Aaa  AAA    Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital)
             (MBIA Insured) (Escrowed to Maturity), 6.25%, 9/1/11                                 200,000     211,000
NA     A     Show LOW Industrial Development Authority, Hospital Revenue (Nacapache Regional
             Medical Center), 5.5%, 12/1/17                                                       300,000     291,000

               HOUSING:   16.2%
nr   AAA     Phoenix Industrial Dev Auth, Mortgage  Revenue (Chris Ridge) (FHA Insured), 6.75%,
             11/1/12                                                                              500,000     522,500
NA    aa     Maricopa County Industrial Development Authority, Multifamily Housing Revenue
             (Pines at Camelback Apartments), 5.45%, 5/1/28                                       200,000     189,750
AAA   NA     Maricopa County Industrial Development Authority, Single Family Mortgage Revenue,
             4.3%, 12/1/06                                                                        225,000     216,282
NA   AAA     PIMA County Industrial Development Authority, Multifamily Revenue (Jolla Tuscan
             Apartments), 5.2%, 4/1/19                                                            250,000     233,750

               INDUSTRIAL DEVELOPMENT:   11.5%
nr   AAA     Mohave County Industrial Development Authority Industrial Development Revenue
             (Citizens Utilities), 7.05%, 8/1/20                                                  300,000     308,658
AA2  AAA+    Phoenix Civic Improvement Corp. Excise Tax, 5.25%, 7/1/24                            300,000     280,125
NA   BBB     Sedona COPS, 5.75%, 7/1/20                                                           250,000     237,812

               REVENUE:   5.0%
AAA  AAA     Puerto Rico Commonwealth Infrastructure Financing Auth (AMBAC Insured), 5%, 7/1/28   400,000     357,500

               TRANSPORTATION:   7.5%
Aaa  AAA     Flagstaff, Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10 500,000     539,375

               WATER AND SEWER:   8.9%
Aaa  AAA     Chandler, Water and Sewer Revenue (FGIC Insured), 6.75%, 7/1/06                      250,000     262,813
Aaa  AAA     Peoria, Water and Sewer Revenue (FGIC Insured), 4%, 7/1/18                           475,000     374,062

                    TOTAL INVESTMENTS (Cost 7,035,908)                                                     $7,031,315

               CASH AND RECEIVABLES LESS LIABILITIES:   2.0% of Net Assets                                 $  144,157

               NET ASSETS:   100%                                                                          $7,175,472


Maryland Fund
Statement of Net Assets -- September 30, 1999


Credit Rating*                                                                                  Principal
Moody's S&P                                                                                        Amount     Value

               LONG TERM MUNICIPAL BONDS:  97.4% of Net Assets

               EDUCATION:   22.9%
Aaa  AAA    Maryland State Health & Higher Educational Facilities Authority Revenue (Loyola
            College) (MBIA Insured), 5.375%, 10/1/26                                          $   100,000  $  94,625
nr   BBB-   Maryland State Health & Higher Educational Facilities Authority Revenue (Green
            Acres), 5.3%, 7/1/28                                                                  100,000     88,375
Aaa  AAA    St. Mary's College, University Revenue (MBIA Insured), 5.55%, 9/1/23                  100,000     97,500
AAA  AAA    Prince Georges County, 5.375%, 3/15/16                                                100,000     98,500
AA3  AA+    University of Maryland System Auxiliary Facility & Tuition Revenue, 5%, 4/1/17         55,000     51,287
AA3  AA+    University of Maryland System Auxiliary Facility & Tuition Revenue, 4.5%, 10/1/18      45,000     38,700

               ELECTRIC:   5.1%
Baa1 N/A    Puerto Rico Electric Power Authority, Power Revenue, 6%, 7/1/14                       100,000    104,875

               GENERAL OBLIGATION:    10.0%
Aa   AA+    Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16                         100,000     98,250
Aaa  AAA    Baltimore, Public Improvements (AMBAC Insured), 6%, 10/15/04                          100,000    107,000

               HOSPITAL:   11.9%
Baa1  nr    Maryland State Health & Higher Educational Facilities Authority Revenue (Kennedy
            Krieger Issue), 5.125%, 7/1/22                                                         75,000     65,344
Aaa   nr    Maryland State Health & Higher Educational Facilities Authority Revenue (Upper
            Chesapeake Hospitals-Series A) (FSA Insured), 5.125%, 1/1/38                          100,000     88,875
AAA   AAA   Maryland State Health & Higher Educational Facilities Authority Revenue, Johns
            Hopkins Medicine-Howard County General Hospital Acquisition, 5%, 7/1/33               100,000     88,250

               HOUSING:   5.0%
Aa2   nr    Maryland State Community Development Administration (Single-Family Housing) (AMT),
            6.2%, 4/1/17                                                                          100,000    102,125

               LEASING:   11.2%
Aa    AA-   Maryland State Stadium Authority, Sports Facility Lease Revenue (ATM), 7.5%, 12/15/10 125,000    128,247
nr    AA    Montgomery County Revenue Authority, Lease Revenue (Human Services Headquarters),
            5.6%, 8/1/14                                                                          100,000    101,500

               POLLUTION CONTROL:   5.0%
A2    A     Anne Arundel County, Pollution Control Revenue (Baltimore Gas and Electric Company),
            6%, 4/1/24                                                                            100,000    102,500

               PUBLIC FACILITIES:   3.4%
Aaa   AAA   Baltimore Convention Center Revenue (MBIA Insured), 5%, 9/1/19                         75,000     68,907

               TRANSPORTATION:   10.7%
Aa3   AA-   Baltimore, Port Facilities Revenue (Consolidated Coal Sales), 6.5%, 10/1/11           100,000    107,000
Aaa   AAA   Maryland State Transportation Authority Transportation Facilities Project Revenue
            (Escrowed to Maturity), 6.8%, 7/1/16                                                  100,000    112,250

               STATE GENERAL OBLIGATION:   7.1%
AAA   AAA   Maryland State, 5%, 7/15/11                                                            50,000     49,625
BAA1  A     Puerto Rico Commonwealth, 6.5%, 7/1/14                                                 85,000     94,563

               MUNICIPAL  OTHER:   5.1%
AA    AA-   Howard County, Special Facilities Revenue, 5.95%, 2/15/10                             100,000    103,875

                    TOTAL INVESTMENTS (Cost $2,014,701)                                                   $1,992,173

               CASH AND RECEIVABLES LESS LIABILITIES:   2.6% of Net Assets                                $   53,002

               NET ASSETS:   100%                                                                         $2,045,175



Missouri Fund
Statement of Net Assets -- September 30, 1999


Credit Rating*                                                                                  Principal
Moody's S&P                                                                                        Amount     Value

LONG TERM MUNICIPAL BONDS:   94.5% of Net Assets

               AIRPORT:   6.0%
Aaa  AAA     St. Louis, Airport Revenue, (Lambert-St. Louis International) (FGIC Insured),
             5.125%, 7/1/22                                                                   $  500,000  $  457,500

               EDUCATION:   7.4%
AAA  AAA     St. Louis Board of Education, 5.5%, 4/1/10                                          275,000     284,625
Aaa  AAA     Missouri State Health & Educational Facilities Authority, Educational
             Facilities Revenue (St. Louis University) (AMBAC Insured), 5.125%, 10/1/16          300,000     283,125

               ELECTRIC:   5.5%
Aaa  AAA     Sikeston, Electric Revenue (MBIA Insured), 6%, 6/1/14                               400,000     426,000

               GENERAL OBLIGATION:   15.1%
Aa2   nr     Jefferson City School District, 6.7%, 3/1/11                                        200,000     224,000
Aaa  AAA     Missouri State (Fourth State Building), 5.75%, 8/1/19                               400,000     404,000
Baa1   A     Puerto Rico Commonwealth, Public Improvement, 6.5%, 7/1/14                          480,000     534,000

               HOSPITAL:   20.1%
NR   AAA     Missouri State Health and Educational Facilities Authority, Health Facilities
             Revenue (Prerefunded 1/1/00 @ 102), 7.625%, 7/1/18                                   95,000      97,733
Aaa  AAA     Missouri State Health and Educational Facilities Authority, Health Facilities
             Revenue (Heartland Health System) (AMBAC Insured, 6.35%, 11/15/17                   500,000     525,000
nr   AAA     Missouri State Health and Educational Facilities Authority, Health Facilities
             Revenue (SSM Health Care) (MBIA Insured), 5%, 6/1/18                                250,000     227,500
#Aaa  nr     Missouri State Health and Educational Facilities Authority, Health Facilities
             Revenue (SSM Health Care) (MBIA Insured) (Prerefunded 6/1/02 @ 102), 6.25%, 6/1/16   45,000      47,982
Aaa   nr     Missouri State Health and Educational Facilities Authority, Facilities Revenue
             (SSM Health Care), 6.25%, 6/1/16                                                    205,000     214,737
AA2   AA     Missouri State Health and Educational Facilities Authority Health Facilities
             Revenue (BJC Health System), 5%, 5/15/38                                            500,000     430,000

               HOUSING:   8.8%
nr   AAA     Missouri State Housing Development Commission,  Single-Family Mortgage Revenue
             (GNMA Collateralized) (FHA) (AMT), 7.75%, 6/1/22                                     45,000      46,295
nr   AAA     Missouri State Housing Development Commission, Single-Family Mortgage Revenue
             (GNMA Collateralized) (FHA) (AMT), 7.375%, 8/1/23                                   130,000     134,713
nr  #AAA     St. Louis County, Mortgage Revenue (Escrowed to Maturity) (AMT), 5.65%, 2/1/20      500,000     498,750

               LEASING AND OTHER FACILITIES:   28.7%
Aaa  AAA     Kansas City Municipal Assistance Corp., Lease Revenue (Capital Improvements) (AMBAC
             Insured), 5.2%, 1/15/06                                                             400,000     409,000
#Aaa AAA     Kansas City Municipal Assistance Corp., Lease Revenue (H. Roe Bartle)
             (AMBAC Insured) (Prerefunded 4/15/01 @ 100), 6%, 4/15/20                            500,000     513,750
A1    A+     Missouri State Regional Convention and Sports Complex Authority, 5.6%, 8/15/17      250,000     249,062
A1    A+     Missouri State Regional Convention and Sports Complex Authority, 5.5%, 8/15/13      250,000     251,562
A   BBB+     St Louis County Regional Convention and Sports Complex Authority, 5.5%, 8/15/13     300,000     301,500
Aaa  AAA     St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/21                500,000     482,500

               POLLUTION CONTROL REVENUE:   2.9%
A1   AA-     St Louis Industrial Development Authority Pollution Control Revenue
             (Anheuser-Busch Co., Inc.), 6.65%, 5/1/16                                           200,000     220,500

                    LONG TERM MUNICIPAL BOND TOTAL                                                        $7,263,834

               SHORT TERM MUNICIPAL BONDS:   3.9% of Net Assets

nr   A+      Missouri State Health and Educational Facilities, Education Facility Revenue,
             3.95%, 6/1/26^                                                                      200,000     200,000
VMIG1 nr     Missouri State Health and Educational Facilities, Education Facility Revenue,
             (Drury College) (LOC-Chase Manhattan Bank), 4%, 8/15/21^                            100,000     100,000

                    SHORT TERM MUNICIPAL BOND TOTAL                                                       $  300,000

                    TOTAL INVESTMENTS (Cost $7,559,051)                                                   $7,563,834

               CASH AND RECEIVABLES LESS LIABILITIES:   1.6% of Net Assets                                $  122,106

               NET ASSETS:   100%                                                                         $7,685,940



Virginia Fund
Statement of Net Assets - September 30, 1999


Credit Rating*                                                                                  Principal
Moody's S&P                                                                                        Amount     Value

               LONG TERM MUNICIPAL BONDS:   95.9% of Net Assets

               AIRPORT:   5.2%
Aaa  AAA     Capital Regional Airport Commission, Airport Revenue (AMBAC Insured), 5.625%,
             7/1/15                                                                          $  500,000  $  503,750
Aaa  AAA     Metropolitan Washington DC Airports, Airport Revenue (FGIC Insured) (AMT),
             7%, 10/1/18                                                                        500,000     519,545
Aaa  AAA     Metropolitan Washington DC Airports, Airport Revenue (MBIA Insured) (AMT),
             6.625%, 10/1/12                                                                    500,000     533,750

               EDUCATION:   9.3%
A1   nr      Loudoun County Industrial Development Authority, University Facilities Revenue
             (George Washington University), 6.25%, 5/15/22                                     500,000     519,375
nr   A-      Lynchburg Industrial Development Authority, Educational Facilities Revenue
             (Randolph-Macon Women's College), 5.875%, 9/1/13                                   500,000     503,750
Aa2  AA      Virginia College Building Authority, Educational Facilities Revenue (Washington
             and Lee University), 5.75%, 1/1/14                                                 230,000     236,325
Aa2  AA      Virginia State Public Schools Authority, Revenue, 6.2%, 8/1/13                     500,000     530,625
Aa   AA      Virginia State Public Schools Authority, Special Obligation (York County), 5.9%,
             7/15/13                                                                            500,000     522,500
A1   AA-     Virginia State Universities, University Revenue (Virginia Commonwealth
             University), 5.75%, 5/1/15                                                         500,000     508,125

               ELECTRIC:   7.0%
Aaa  AAA     Halifax County Industrial Development Authority Exempt Facilities Revenue (Old
             Dominion Electric) (MBIA Insured) (AMT), 6%, 12/1/22                             1,000,000   1,018,750
Baa1 BBB+    Puerto Rico Electric Power Authority, Power Revenue, 5%, 7/1/28                  1,250,000   1,089,063

               GENERAL OBLIGATION:   17.4%
Aa3  AA-     Hampton, 6%, 1/15/08                                                               500,000     535,000
A2     A     Henry County, 6%, 7/15/14                                                          500,000     523,750
Aaa  AAA     Leesburg, (AMBAC Insured), 5.6%, 6/1/15                                            500,000     531,875
Aaa  AAA     Norfolk, (MBIA Insured), 5.75%, 6/1/13                                             500,000     515,625
BAA    A     Puerto Rico Commonwealth, 6.5%, 7/1/14                                           1,115,000   1,240,438
AAA  AAA     Fairfax County Public Improvement, 4.5%, 6/1/13                                  1,000,000     911,250
AA2   AA     Virginia Beach Refunding and Public Improvement, 5.25%, 8/1/07                   1,000,000   1,031,250

               HOSPITAL:   17.0%
Aaa  AAA     Danville Industrial Development Authority, Hospital Revenue (Danville Regional
             Medical Center) (FGIC Insured) (Prerefunded 10/1/04 @ 101), 6.375%, 10/1/14        500,000     545,000
Aa2   AA     Fairfax County Industrial Development Authority Revenue (Inova H(Ilth System),
             5.25%, 8/15/19                                                                   1,000,000     943,750
Aaa  AAA     Hanover County Industrial Development Authority, Revenue, Bon Secours Health
             System (MBIA Insured), 6%, 8/15/10                                                 640,000     684,800
A1    A+     Lynchburg Industrial Development Authority,  Healthcare Facilities Revenue
             (Centra Health), 5.2%, 1/1/28                                                    1,000,000     887,500
Aa2  AA+     Norfolk Industrial Development Authority, Hospital Revenue (Sentara Hospital),
             6.5%, 11/1/13                                                                    1,000,000   1,075,000
Aaa   nr     Prince William County Industrial Development Authority, Hospital Revenue
             (Potomac Hospital Corp.) (FSA Insured), 4.625%, 10/1/11                            500,000     471,875
Aaa  AAA     Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial
             Hospitals) (MBIA Insured), 6.125%, 7/1/17                                          500,000     530,000

               HOUSING:   2.0%
nr   AAA     Fairfax County Redevelopment and Housing Authority, Multi-Family Housing Revenue
             (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28                                  625,000     593,750

               INDUSTRIAL DEVELOPMENT:   11.6%
Baa2  nr     Amherst Industrial Development Authority Revenue (Georgia Pacific Corp.) (AMT),
             5.25%, 2/1/11                                                                      500,000     478,125
AAA   NA     Fairfax County Economic Development Authority (National Wildlife Assoc.),
             5.25%, 9/1/19                                                                    1,000,000     948,750
Baa2  nr     Greensville County, Industrial Development Authority Revenue (Georgia Pacific
             Corp.), 5.3%, 8/1/14                                                               500,000     473,750
BAA3 BBB     Peninsula Ports Authority, Coal Terminal Revenue (Dominion Terminal), 7.375%,
             6/1/20                                                                           1,000,000   1,061,250
A1     A     Puerto Rico Industrial Pollution Control Facilities Financing Authority
             Revenue (Pepsico. Inc.), 6.25%, 11/15/13                                           500,000     530,625

               LEASING AND OTHER FACILITIES:   1.6%
AA    AA     Fairfax County Economic Development Authority, Lease Revenue, 5.5%, 5/15/18        500,000     489,375

               TRANSPORTATION:   11.6%
Aaa  AAA     Northern Virginia Transportation District Commuter Rail Revenue (Virginia
             Railway Express Project), 5.375%, 7/1/14                                         1,000,000     993,750
Aaa  AAA     Virginia Port Authority Port Facility Revenue (MBIA Insured), 6%, 7/1/05           685,000     725,244
AAA  AAA     Chesapeake Bay Bridge and Tunnel (MBIA Insured), 5%, 7/1/22                      1,000,000     900,000
BAA3 BBB-    Pocahontas Parkway AS, Rt 895, Connector Toll Road Revenue, 5.5%, 8/15/28        1,000,000     896,250

               WATER & WASTE:   9.8%
Aaa  AAA     Augusta County Service Authority, Water and Sewer Revenue (MBIA Insured), 5%,
             11/1/24                                                                          1,500,000   1,342,500
Aaa  AAA     Loudoun County Sanitation Authority, Water and Sewer Revenue (FGIC Insured),
             6.25%, 1/1/16                                                                      500,000     523,750
AAA  AAA     Upper Occoquan Sewer Authority, Sewer Revenue (MBIA Insured), 4.75%, 7/1/29      1,000,000     836,250
Aaa  BBB     West Point Industrial Development Authority, Waste Revenue (Chesapeake
             Corporation), 6.25%, 3/1/19                                                        250,000     254,375

               MUNICIPAL OTHER:   3.4%
N-R   B+     Fairfax County Park Authority, Park Facilities Revenue, 6.625%, 7/15/14            500,000     523,125
AAA  AAA     Riverside Regional Jail Authority, Jail Facilities Revenue (MBIA Insured),
             5.3%, 7/1/02                                                                       500,000     512,500

                    LONG TERM MUNICIPAL BOND TOTAL                                                      $28,996,040

               SHORT TERM MUNICIPAL BONDS:   3.0% of Net Assets

Aa2  nr     Peninsula Ports Authority Coal Terminal Revenue (Dominion Terminal), 3.8%, 7/1/16^  900,000     900,000

                         TOTAL INVESTMENTS (Cost $30,096,356)                                           $29,896,040

               CASH AND RECEIVABLES LESS LIABILITIES:   1.1% of Net Assets                              $   333,206

               NET ASSETS:   100%                                                                       $30,229,246



National Fund
Statement of Net Assets - September 30, 1999


Credit Rating*                                                                                  Principal
Moody's S&P                                                                                        Amount     Value

               LONG TERM MUNICIPAL BONDS:   97.0% of Net Assets

               ARIZONA:   4.7%
Aa  AA      Arizona State Transportation Board, Highway Revenue, 6%, 7/1/08                 $1,000,000  $1,075,000

               GEORGIA:   2.2%
Aaa AAA     Georgia Municipal Electric Authority, Electric Revenue (MBIA Insured), 5.5%,
            1/1/12                                                                             500,000     509,375

               ILLINOIS:   6.1%
Aaa AAA     Regional Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20  300,000     349,875
Aaa AAA     University of Illinois Certificates of Participation, Utility Infrastructure
            Projects (MBIA Insured), 5.75%, 8/15/09                                          1,000,000   1,048,750

               INDIANA:   2.5%
AAA AAA     Indiana Bond Bank Commission, 5.75%, 8/1/13                                        550,000     569,250

               KANSAS:   9.4%
Aa3 AA-     Manhattan Commercial Dev Revenue Refunding - Holiday Inn - Subordinated Revenue
            Bonds (Manhattan Hospitality Association) (Escrowed to Maturity), 11%, 7/1/16    1,000,000   1,597,500
Aa   Aa     Kansas State Department of Transportation, Highway Revenue, 6.125%, 9/1/09         500,000     543,750

               MASSACHUSETTS:   9.9%
Aa3 AA-     Massachusetts Bay Transportation Authority, General Transit System, 7%, 3/1/14   1,000,000   1,143,750
Aa3  A+     University of Massachusetts Building Authority Revenue, 6.625%, 5/1/08           1,000,000   1,113,750

               MICHIGAN:   4.1%
nr    A     Grand Rapids Charter Township, Michigan Porter Hills Obligation Group Revenue
            (Porter Hills Foundation), 5.2%, 7/1/14                                          1,000,000     936,250

               MINNESOTA:   1.9%
Aa2   AA+   Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage)
            (AMT), 6.25%, 7/1/26                                                               435,000     443,156

               MISSISSIPPI:   6.6%
Aaa AAA     Harrison County Wastewater Management District, Sewer Revenue, (Wastewater
            Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14                                500,000     615,625
Aaa AAA     Harrison County Wastewater Management District, Sewer Revenue, (Wastewater
            Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13                                 500,000     659,375
nr  AAA     South Panola School District (AMBAC Insured), 6.5%, 5/1/04                         205,000     221,656

               MISSOURI:   5.4%
Aaa AAA     Missouri State Health & Educational Facilities Authority, Educational Facilities
            Revenue, (St. Louis University) (AMBAC Insured), 5.125%, 10/1/16                   200,000     188,750
AAA AAA     St. Louis Board of Education, 5.5%, 4/1/00                                       1,000,000   1,035,000

               PENNSYLVANIA:   5.0%
Aaa AAA     Lehigh County General Purpose Authority, Hospital Revenue (Lehigh Valley
            Hospital) (MBIA Insured), 7%, 7/1/16                                             1,000,000   1,147,500

               PUERTO RICO:  4.9%
Baa1  A     Puerto Rico Commonwealth, Public Improvement, General Oglibation, 6.5%, 7/1/14   1,000,000   1,112,500

               SOUTH CAROLINA:  0.7%
#Aaa AAA    Piedmont Municipal Power Agency, Electrical Revenue (FGIC Insured) (Escrowed to
            Maturity), 6.5%, 1/1/16                                                            145,000     161,313

               TEXAS:  13.5%
Aa2  AA     Harris County, Toll Road and Subordinated Lein Revenue Refunding, General
            Obligation, 6.5%, 8/15/15                                                          790,000     834,438
#Aaa AAA    Texas Public Building Authority, Building Revenue (MBIA Insured) (Escrowed to
            Maturity), 7.125%, 8/1/11                                                        1,000,000   1,141,250
Aaa AAA     United Independent School District, General Obligation  (PSF Guarantee), 7%,
            8/15/05                                                                          1,000,000   1,121,250

               VIRGINIA:  11.5%
#Aaa AAA    Charlottesville Industrial Development Authority Hospital Revenue (Martha
            Jefferson) (AMBAC Insured) (Prerefunded 10/1/00 @ 102), 7.375%, 10/1/20          1,000,000   1,054,440
Aaa  nr     Dinwiddie County Industrial Development Authority, Lease Revenue County
            Courthouse Completion Project (MBIA Insured), 5%, 2/1/17                           300,000     275,625
Aaa  nr     Dinwiddie County Industrial Development Authority, Lease Revenue County School
            Completion Project (MBIA Insured), 5%, 2/1/19                                      365,000     332,606
Aaa  AAA    Hanover County Industrial Development Authority Revenue (Bon Secours Health
            Systems) (MBIA Insured), 6%, 8/15/10                                               500,000     535,000
Aa  AA+     Virginia State Housing Development Authority, Multifamily Housing Revenue, 6.65%,
            11/1/13                                                                            400,000     423,000

               WASHINGTON:  8.6%
AA1 AA+     Washington State Health Care Facilities Authority, 5.375%, 12/1/19               1,000,000     945,000
NA   NA     Port Seattle, Revenue (AMBAC Insured) (AMT) (Prerefunded 12/1/00 @ 102), 7.6%,
            12/1/09                                                                            155,000     164,300
NA   NA     Port Seattle, Revenue (AMBAC Insured) (AMT), 7.6%, 12/1/09                         345,000     362,682
AA1  AA+    Washington State Public Power Supply System, Electric Revenue (Nuclear Project
            Number 2), 4.9%, 7/1/05                                                            500,000     500,625

                    TOTAL INVESTMENTS (Cost $21,992,281)                                               $22,162,341

               CASH AND RECEIVABLES LESS LIABILITIES:  3.0% of Net Assets                              $   675,966

               NET ASSETS:  100%                                                                       $22,838,307



Money Market
Statement of Net Assets -- September 30, 1999

Credit Rating*                                                                                  Principal
Moody's S&P                                                                                        Amount     Value

               SHORT TERM MUNICIPAL SECURITIES:  98.7% of Net Assets

               DISTRICT OF COLUMBIA:  4.2%
nr   A1     District of Columbia, 6.875%, 6/1/00                                           $  275,000  $  285,827

               FLORIDA:  7.3%
VMIG1 nr    Atlantic Beach Revenue (Fleet Landing) (LOC-Barnett Bank), 4.05%, 10/1/24^        200,000     200,000
AA3   nr    Eustis Florida Health Facilities Authority Revenue, Waterman Medical Center,
            3.8%, 12/1/15^                                                                    300,000     300,000

               GEORGIA:  6.1%
nr   A1     Burke County Development Authority Pollution Control (Georgia Power), 3.75%,
            7/1/24^                                                                           300,000     300,000
nr   AA+    Georgia State General Obligation, 4.375%, 7/1/00                                  115,000     115,579

               ILLINOIS:  13.2%
nr   A1+    Illinois Development Financial Authority Industrial Development Revenue (Field
            Container Corp.) (LOC-American National Bank & Trust), 3.8%, 12/1/99^             200,000     200,000
NA   NA     Illinois State Student Assistance, 5.65%, 3/1/00^                                 125,000     125,666
Aa2  AA     Illinois State Student Assistance, 5.6%, 10/1/99                                  200,000     200,000
AAA  nr     Naperville, Refunding General Obligation, 4.2%, 12/1/99                           100,000     100,093
AAA  AAA    Chicago Illinois, General Obligation (FGIC Insured), 5%, 1/1/00                   275,000     275,690

               KENTUCKY:  4.4%
P1   nr     Ashland Pollution Control Revenue (Ashland Oil Inc.) (LOC-Suntrust Bank
            Nashville), 3.7%, 4/1/09^                                                         300,000     300,000

               LOUISIANA:  8.8%
VMIG1 A1    Louisiana Public Facilities Authority Hospital Revenue (Willis Knighton Medical)
            (AMBAC Insured) (SPA-Credit Local De France), 4%, 9/1/23^                         200,000     200,000
NA   A1     New Orleans Aviation Board Revenue (MBIA Insured) (SPA-Credit Local De France),
            2.8%, 8/1/16^                                                                     400,000     400,000

               MASSACHUSETTS:  4.4%
NA   nr     Quincy, General Obligation, 3.6%, 6/15/00                                         300,000     299,379

               MISSISSIPPI:  1.5%
nr   nr     Mississippi State, General Obligation, 5.6%, 12/1/99                              100,000     100,303

               MISSOURI:  10.2%
VMIG1 nr    Columbia, Special Obligation (LOC-Toronto Dominion Bank), 3.7%, 6/1/08^          300,000     300,000
VMIG1 nr    Missouri State Health & Educational Facilities Revenue (Drury College)
            (LOC-Chase Manhattan Bank), 4%, 8/15/21^                                         200,000     200,000
A1   NA     Kansas City, Industrial, 3.8%, 10/15/14^                                         200,000     200,000

               NEBRASKA:  5.9%
VMIG1 nr    Nebhelp, Inc. Revenue, Multiple Mode Student Loans (MBIA Insured), 3.8%,12/1/15^ 400,000     400,000

               NEW YORK:  1.5%
#Aaa  AAA   New York, General Obligation, 3.8%, 8/1/23^                                      100,000     100,000

               NORTH CAROLINA:  8.8%
VMIG1  A1+  Greensboro Public Improvement, General Obligation (SPA- Wachovia Bank of NC),
                                                                      3.7%, 4/1/07^          300,000     300,000
VMIG1  A1+  North Carolina Medical Care Commission, Hospital Revenue (Pooled Equipment
            Project) (MBIA Insured) (SPA-Kreditbank Nv), 3.7%, 12/1/25^                      300,000     300,000

               TENNESSEE:  4.0%
VMIG1  A1+  Metropolitan Nashville Airport Authority Revenue (FGIC Insured) (LOC-Societe
            Generale), 3.5%, 7/1/19 ^                                                        275,000     275,000

               TEXAS:  5.9%
VMIG1  A1+  Port Development Corporation, Marine Terminal Revenue (Stolt Terminals)
            (LOC-Canadian Imperial Bank), 3.7%, 1/15/14^                                     400,000     400,000

               WASHINGTON:  9.6%
VMIG1  nr   Washington State Housing Finance Commission, Nonprofit Housing Revenue (Panorama
            City Project) (LOC-Key Bank of Washington), 4.2%, 1/1/27^                        100,000     100,000
nr    A1+   Washington State Housing Finance Commission, Multi-Family Mortgage Revenue
            (LOC-Key Bank of Washington), 3.85%, 7/1/20^                                     300,000     300,000
            Washington State, General Obligation, 6.1%, 9/1/00                               250,000     255,150

               WYOMING:  2.9%
Aa2   AA+   Unita County WYO Pollution, 3.75%, 8/15/20^                                      200,000     200,000

               TOTAL INVESTMENTS (Cost $6,734,919)                                                    $6,732,687

               CASH AND RECEIVABLES LESS LIABILITIES:  1.3% of Net Assets                             $   85,543

               NET ASSETS:  100%                                                                      $6,818,230

Notes to Portfolio of Investments:

     ^ Security has a variable coupon rate and is subject to a demand feature before final maturity.
          Coupon rate as of September 30, 1999.
     #     Refunded or escrowed to maturity
     AMBAC     American Municipal Bond Assurance Corporation
     AMT     Subject to Alternative Minimum Tax
     FGIC     Financial Guaranty Insurance Company
     FHA     Federal Housing Administration
     FSA     Federal Security Assistance
     GNMA     Government National Mortgage Association
     LOC     Letter of Credit
     MBIA     Municipal Bond Investors Assurance Corporation
     Moody's     Moody's Investors Service, Inc.
     nr     Not rated
     PSF     Permanent School Fund
     S&P     Standard & Poor's Corporation
     *     Credit Ratings are unaudited



Statements of Assets and Liabilities
September 30, 1999

                                             Arizona     Maryland     Missouri     Virginia     National     Money
                                             Fund          Fund        Fund          Fund           Fund     Market
ASSETS
Investments, at value (Note 1)
     Investment securities             $7,031,315    $1,992,173   $7,263,834   $28,996,040   $22,162,341    $       --
     Short term securities                     --            --      300,000       900,000            --     6,732,687

          Total investments             7,031,315     1,992,173    7,563,834    29,896,040    22,162,341     6,732,687
Cash                                       45,804        74,322        6,324        51,292       337,602        56,438
Receivables
     Interest                             105,893        33,295      120,667       474,090       346,549        40,069
     Capital shares sold                       --         5,800           --           196           500            26

          Total assets                  7,183,012     2,105,590    7,690,825    30,421,618    22,846,992     6,829,220

LIABILITIES
Payables
     Investment securities purchased           --            --           --       100,286            --            --
     Dividends                              7,032           980        4,885        17,799         8,565           515
     Capital shares redeemed                  508        59,435           --        74,287           120        10,475

          Total liabilities                 7,540        60,415        4,885       192,372         8,685        10,990

NET ASSETS (Note 5)                    $7,175,472    $2,045,175   $7,685,940   $30,229,246   $22,838,307    $6,818,230

CAPITAL SHARES OUTSTANDING                715,727       213,527      759,732     2,717,019     2,217,706     6,820,528

NET ASSET VALUE PER SHARE              $    10.03    $     9.58   $    10.12    $    11.13    $    10.30    $     1.00


Statements of Operations
For the Year Ended September 30, 1999

                                     Arizona     Maryland     Missouri     Virginia     National     Money
                                     Fund        Fund         Fund         Fund         Fund         Market
INVESTMENT INCOME (Note 1)
     Interest income                 $430,091    $ 112,909     $ 611,323   $1,684,525   $1,218,599    $ 217,687

EXPENSES (Notes 2 and 3)
     Investment advisory fee          50,307        13,675        72,925      201,604      154,430       33,678
     Transfer agent and administrative
         expenses                     39,441        11,159        54,840      125,801      108,719       24,223
     Expenses waived                      --            --            --           --           --       (6,062)

          Total net expenses          89,748        24,834       127,765      327,405      263,149       51,839

NET INVESTMENT INCOME                340,343        88,075       483,558    1,357,120      955,450      165,848

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) on
        investments                   12,653         1,862       (88,347)     210,914      213,644           (9)
     Change in net unrealized
        depreciation of investments (550,257)     (146,915)     (746,293)  (2,429,697)  (1,817,595)      (5,599)

NET LOSS ON INVESTMENTS             (537,604)     (145,053)     (834,640)  (2,218,783)  (1,603,951)      (5,608)

TOTAL INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS    (197,261)      (56,978)     (351,082)    (861,663)    (648,501)     160,240


Statements of Changes in Net Assets
For the Years Ended September 30

                                     Arizona     Maryland     Missouri     Virginia     National     Money
                                     Fund        Fund         Fund         Fund         Fund         Market

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
     Net investment income          $  340,343   $  359,140   $  88,075    $   86,710   $  483,558   $  481,747
     Net realized gain (loss) on
       investments                      12,653      144,610       1,862         9,822      (88,347)     128,887
     Net unrealized appreciation
       (depreciation) of investments  (550,257)      85,687    (146,915)       39,574     (746,293)     236,429

     Total increase (decrease) in net
     assets resulting from operations (197,261)     589,437     (56,978)      136,106     (351,082)     847,063

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income            (340,343)    (359,140)    (88,075)      (86,710)    (483,558)    (481,747)

CAPITAL SHARE
     TRANSACTIONS (Note 7)            (912,088)    (350,924)     77,232       (34,483)  (3,481,651)      83,439

TOTAL INCREASE (DECREASE)
     IN NET ASSETS                  (1,449,692)    (120,627)    (67,821)       14,913   (4,316,291)     448,755

NET ASSETS
     Beginning of period             8,625,164    8,745,791   2,112,996     2,098,083   12,002,231   11,553,476

     End of period                  $7,175,472   $8,625,164  $2,045,175    $2,112,996   $7,685,940  $12,002,231

Statements of Changes in Net Assets
For the Years Ended September 30

                                                        Arizona Fund         Maryland Fund          Missouri Fund
                                                      1999        1998       1999       1998        1999        1998

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
     Net investment income                            $340,343   $359,140    $88,075    $86,710    $483,558    $481,747
     Net realized gain (loss) on investments            12,653    144,610      1,862      9,822     (88,347)    128,887
     Net unrealized appreciation
          (depreciation) of investments               (550,257)    85,687   (146,915)    39,574    (746,293)    236,429

     Total increase (decrease) in net assets
          resulting from operations                   (197,261)   589,437    (56,978)   136,106    (351,082)    847,063

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                            (340,343)  (359,140)   (88,075)   (86,710)   (483,558)  (481,747)

CAPITAL SHARE
     TRANSACTIONS (Note 7)                            (912,088)  (350,924)    77,232    (34,483) (3,481,651)     83,439

TOTAL INCREASE (DECREASE)
     IN NET ASSETS                                  (1,449,692)  (120,627)   (67,821)    14,913  (4,316,291)    448,755

NET ASSETS
     Beginning of period                             8,625,164  8,745,791  2,112,996  2,098,083  12,002,231  11,553,476

     End of period                                  $7,175,472 $8,625,164 $2,045,175 $2,112,996  $7,685,940 $12,002,231




                                                        Virginia Fund          National Fund          Money Market
                                                      1999        1998       1999       1998        1999        1998

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
     Net investment income                         $ 1,357,120 $1,377,590  $ 955,450 $1,024,415   $ 165,848   $ 183,967
     Net realized gain (loss) on investments           210,914    536,649    213,644    224,781          (9)         --
     Net unrealized appreciation (depreciation)
           of investments                           (2,429,697)   469,046 (1,817,595)   679,410      (5,599)      3,388

     Total increase (decrease) in net assets
           resulting from operations                  (861,663) 2,383,285   (648,501) 1,928,606     160,240     187,355

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income                          (1,357,120)(1,377,590)  (955,450)(1,024,415)   (165,848)  (184,342)

CAPITAL SHARE
     TRANSACTIONS (Note 7)                            (164,094)(1,007,248)(1,164,490)(1,995,805)   (446,131)    414,867

TOTAL INCREASE (DECREASE) IN NET ASSETS             (2,382,877)    (1,553)(2,768,441)(1,091,614)   (451,739)    417,880

NET ASSETS
     Beginning of period                            32,612,123 32,613,676 25,606,748 26,698,362   7,269,969   6,852,089

     End of period                                 $30,229,246 32,612,123 22,838,307 25,606,748  $6,818,230  $7,269,969


Financial Highlights
Selected data for a share outstanding throughout each period ending
September 30:

                     Net                                                                     Ratio of     Ratio of net
     Net             realized &                Distri-   Distri         Net          Net     expenses     investment
     asset           unrealized                butions   butions        asset        assets     to         income to
     value     Net       gain       Total from from net  from   Total   value        end of     average    average
     beginning investment (loss) on investment investment cap'l distri- end of Total period      net       net    Portf
Year of period income   investments operations income     gains butions period return (thousands) assets-1 assets turno

Arizona Fund
1999   $10.74   $0.44     $(0.71)    $(0.27)    $(0.44)     --  $(0.44)$10.03  (2.57)%  $7,175    1.12%     4.23%   37%
1998    10.45    0.45       0.29       0.74      (0.45)     --   (0.45) 10.74   7.21     8,625    1.11      4.22    26
1997    10.15    0.47       0.30       0.77      (0.47)     --   (0.47) 10.45   7.67     8,746    1.11      4.54    32
1996    10.11    0.44       0.04       0.48      (0.44)     --   (0.44) 10.15   4.85     9,066    1.35      4.35     9
1995     9.71    0.44       0.40       0.84      (0.44)     --   (0.44) 10.11   8.95    10,009    1.31      4.48    24

Maryland Fund
1999   $10.24   $0.40     $(0.66)    $(0.26)    $(0.40)     --  $(0.40) $9.58  (2.60)%  $2,045    1.13%     4.02%   14%
1998    10.00    0.41       0.24       0.65      (0.41)     --   (0.41) 10.24   6.68     2,113    1.13      4.09    30
1997     9.71    0.42       0.29       0.71      (0.42)     --   (0.42) 10.00   7.42     2,098    1.12      4.29    15
1996     9.74    0.41      (0.03)      0.38      (0.41)     --   (0.41)  9.71   3.96     2,042    1.28      4.12    21
1995     9.32    0.42       0.42       0.84      (0.42)     --   (0.42)  9.74   9.17     2,880    0.87      4.42     9

Missouri Fund
1999   $10.87   $0.44     $(0.75)    $(0.31)    $(0.44)     --  $(0.44)$10.12  (2.95)%   $7,686   1.10%     4.15%   17%
1998    10.53    0.44       0.34       0.78      (0.44)     --   (0.44) 10.87   7.61     12,002   1.09      4.18    24
1997    10.22    0.46       0.31       0.77      (0.46)     --   (0.46) 10.53   7.72     11,553   1.02      4.45    41
1996    10.13    0.44       0.09       0.53      (0.44)     --   (0.44) 10.22   5.24     11,381   1.34      4.27    21
1995     9.73    0.44       0.40       0.84      (0.44)     --   (0.44) 10.13   8.87     11,394   1.31      4.43    16

Virginia Fund
1999   $11.93   $0.49     $(0.80)    $(0.31)    $(0.49)     --  $(0.49)$11.13  (2.69)%  $30,229   1.02%     4.22%   27%
1998    11.56    0.50       0.37       0.87      (0.50)     --   (0.50) 11.93   7.66     32,612   1.02      4.28    32
1997    11.21    0.52       0.35       0.87      (0.52)     --   (0.52) 11.56   7.95     32,614   1.05      4.55    28
1996    11.12    0.51       0.09       0.60      (0.51)     --   (0.51) 11.21   5.50     33,340   1.20      4.53    28
1995    10.63    0.50       0.49       0.99      (0.50)     --   (0.50) 11.12   9.54     33,822   1.14      4.68    55

National Fund
1999   $11.00   $0.42     $(0.70)    $(0.28)    $(0.42)     --  $(0.42)$10.30  (2.67)%  $22,838   1.07%     3.87%   35%
1998    10.62    0.42       0.38       0.80      (0.42)     --   (0.42) 11.00   7.66     25,607   1.07      3.91    20
1997    10.29    0.44       0.33       0.77      (0.44)     --   (0.44) 10.62   7.70     26,698   1.05      4.20    44
1996    10.21    0.45       0.08       0.53      (0.45)     --   (0.45) 10.29   5.17     29,286   1.20      4.32    39
1995     9.85    0.45       0.36       0.81      (0.45)     --   (0.45) 10.21   8.40     32,734   1.18      4.49    56

Money Market
1999    $1.00   $0.02         --      $0.02     $(0.02)     --  $(0.02) $1.00   2.49%   $6,818    0.77%-4   2.46%-4  --
1998     1.00    0.03         --       0.03      (0.03)     --   (0.03)  1.00   2.75     7,270    0.85      2.70     --
1997     1.00    0.03         --       0.03      (0.03)     --   (0.03)  1.00   2.71     6,852    0.832     2.683    --
1996     1.00    0.03         --       0.03      (0.03)     --   (0.03)  1.00   2.63     7,499    0.882     2.593    --
1995     1.00    0.03         --       0.03      (0.03)     --   (0.03)  1.00   2.87     8,454    0.81      2.83     --

1     For the years ended September 30, 1997 and 1996, the ratio reflects fee paid indirectly.
2     For the years ended September 30, 1997 and 1996, the ratio of expenses before expenses incurred and paid by the investment advisor to average net assets would have been 0.95% and 1.15%, respectively, for such years.
3     For the years ended September 30, 1997 and 1996, the ratio of net investment income before expenses incurred and paid by the investment advisor to average net assets would have been 2.56% and 2.32%, respectively, for such years.
4     See Note 3.


Mosaic Tax-Free Trust
Notes to Financial Statements
For the Year Ended September 30, 1999

1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federalincome taxes, commonly known as "municipal" securities. The Arizona, Maryland, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in long-term securities. The Money Market invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Funds' price per share fluctuates with the market value of the respective underlying portfolio of securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.



Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.



Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is recorded as earned.



Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually. Additional distributions may be made if necessary.



Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, substantially all taxable income, if any, of each fund is distributed to its shareholders. Therefore, no federal income tax provision is required. As of September 30, 1999, capital loss carryovers available to offset future capital gains for federal income tax purposes were $239,047 for the Arizona Fund; $174,789 for the Maryland Fund; $117,536 for the Missouri Fund; $57,063 for the Virginia Fund; and $1,288,785 for the National Fund. The preceding carryovers expire from September 30, 2003 through September 30, 2004.



Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.63% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. The fees are accrued daily and are paid monthly.



3. Other Expenses. Effective October 1, 1997, all expenses and support services are provided by the Advisor under a Services Agreement for fees based on a percentage of average net assets that is accrued daily and paid monthly. This percentage is 0.48% for the Arizona Fund, 0.50% for the Maryland Fund, 0.46% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.35% for the Money Market. During the year ended September 30, 1999, $6,062 of this fee was irrevocably waived for the Money Market. Had this portion of the fee not been waived, the ratio of expenses and net investment income to average net assets would have been 0.86% and 2.37%, respectively. Pursuant to the Services Agreement, the Advisor retained Firstar Mutual Fund Services, LLC to serve as the Trust's transfer agent effective September 27, 1999.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses.



4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation are stated as follows as of September 30, 1999:

                                            Arizona     Maryland     Missouri     Virginia     National     Money
                                            Fund        Fund         Fund         Fund         Fund         Market

Aggregate cost                           $7,035,908   $2,014,701   $7,559,051   $30,096,356   $21,992,281   $6,734,919

Gross unrealized appreciation            $  174,758   $   31,034   $  173,764   $   681,400   $   542,411   $      101
Gross unrealized depreciation              (179,351)     (53,562)    (168,981)     (881,716)     (372,351)      (2,333)

Net unrealized appreciation (depreciation) $ (4,593)  $  (22,528)   $   4,783   $  (200,316)  $   170,060    $  (2,232)

5.  Net Assets.  At September 30, 1999, net assets included the following:

                                            Arizona     Maryland     Missouri     Virginia     National     Money
                                            Fund        Fund         Fund         Fund         Fund         Market

Paid in capital                          $7,419,112   $2,242,492   $7,798,693   $30,486,625   $23,957,032   $6,820,471
Accumulated net realized losses            (239,047)    (174,789)    (117,536)      (57,063)   (1,288,785)          (9)
Net unrealized appreciation (depreciation)
       on investments                        (4,593)     (22,528)       4,783      (200,316)      170,060       (2,232)

     Total net assets                    $7,175,472   $2,045,175   $7,685,940   $30,229,246   $22,838,307   $6,818,230

6. Investment Transactions. Purchases and sales of securities other than short-term securities, for the year ended September 30, 1999, were as follows:

                                            Arizona     Maryland     Missouri     Virginia     National
                                            Fund        Fund         Fund         Fund         Fund

Purchases                                $2,896,715     $415,814   $1,959,818    $8,397,882    $8,525,539
Sales                                     3,673,013      295,005    5,935,731     8,885,329     9,857,226

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

                                                           Arizona Fund         Maryland Fund          Missouri Fund
                                                       1999         1998       1999       1998       1999        1998

In Dollars
     Shares sold                                  $ 475,384  $ 1,005,335  $ 587,608  $ 487,888  $ 989,719   $ 628,962
     Shares issued in reinvestment of dividends     254,345      257,733     77,790     76,992    414,347     415,551

     Total shares issued                            729,729    1,263,068    665,398    564,880  1,404,066   1,044,513
     Shares redeemed                             (1,641,817)  (1,613,992)  (588,166)  (599,363)(4,885,717)   (961,074)

     Net increase (decrease)                     $ (912,088)  $ (350,924)  $ 77,232  $ (34,483)$(3,481,651)  $ 83,439


In Shares
     Shares sold                                     44,931       95,174     58,224     48,324      93,111     59,077
     Shares issued in reinvestment of dividends      24,293       24,415      7,782      7,620      39,186     39,010

     Total shares issued                             69,224      119,589     66,006     55,944     132,297     98,087
     Shares redeemed                               (156,678)    (153,470)   (58,863)   (59,419)   (477,072)   (90,706)

     Net increase (decrease)                        (87,454)     (33,881)     7,143     (3,475)   (344,775)     7,381


                                                       Virginia Fund            National Fund         Money Market
                                                       1999         1998       1999       1998       1999        1998

In Dollars
     Shares sold                                $ 3,892,739   $3,593,165 $3,151,849 $2,654,150  $4,977,145 $5,471,204
     Shares issued in reinvestment of dividends   1,134,905    1,141,294    796,850    910,359     160,223    177,642

     Total shares issued                          5,027,644    4,734,459  3,948,699  3,564,509   5,137,368  5,648,846
     Shares redeemed                             (5,191,738)  (5,741,707)(5,113,189)(5,560,314) (5,583,499)(5,233,979)

     Net increase (decrease)                    $  (164,094) $(1,007,248)(1,164,490)(1,995,805)  $(446,131) $ 414,867

In Shares
     Shares sold                                    333,387      306,607    289,814    247,074   4,977,145  5,471,204
     Shares issued in reinvestment of dividends      97,737       97,417     78,677     84,498     160,223    177,642

     Total shares issued                            431,124      404,024    368,491    331,572   5,137,368  5,648,846
     Shares redeemed                               (448,179)    (490,342)  (478,188)  (517,305) (5,583,499)(5,233,979)

     Net increase (decrease)                        (17,055)     (86,318)  (109,697)  (185,733)   (446,131)   414,867

Mosaic Tax-Free Trust
Special Information
September 30, 1999

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following are designated as tax-exempt dividends: $340,343 for the Arizona Fund; $88,075 for the Maryland Fund; $483,558 for the Missouri Fund; $1,357,120 for the Virginia Fund; $955,450 for the National Fund; and $165,848 for the Money Market Fund.

In January 2000, shareholders of the Tax-Free Trust will receive Federal income tax information on all distributions paid to their accounts in calendar year 1999, including any distributions paid between September 30, 1999 and December 31, 1999.

Telephone Numbers
Shareholder Service:  1 888 670-3600
Mosaic Tiles (24 hour automated information) 1 800 336-3063

The Mosaic Family of Mutual Funds
Mosaic Equity Trust
  Mosaic Investors Fund
  Mosaic Balanced Fund
  Mosaic Mid-Cap Growth Fund
  Mosaic Foresight Fund

Mosaic Focus Fund

Mosaic Income Trust
  Mosaic Government Fund
  Mosaic Intermediate Income Fund

Mosaic Tax-Free Trust
  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Maryland Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

Transfer Agent
Mosaic Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701

http://www.mosaicfunds.com